Consolidated Schedule of Investments (unaudited) Conversus StepStone Private Markets (CPRIM)	December 31, 2020

Secondary Investments(a) — 69.8%

Name	Acquisition Date	Asset Class	Geographic Region(b)	Fair Value

AEA Investors Fund V L.P. (c)(d)	12/31/2020	Private Equity	North America	$457,223
AHP Fund I L.P. (c)	12/28/2020	Private Equity	North America	2,743,119
AHP Fund II L.P. (c)	12/28/2020	Private Equity	North America	640,443
Ampersand CF L.P. (c)	11/12/2020	Private Equity	North America	2,260,657
Audax IV CF L.P. (c)	12/24/2020	Private Equity	North America	5,306,239
Littlejohn Fund IV-A L.P. (c)(d)	12/31/2020	Private Equity	North America	116,276
OCHP V GA COI L.P. (c)	12/16/2020	Private Equity	North America	2,450,000
Pine Brook Capital Partners II L.P. (c)(d)	12/31/2020	Private Equity	North America	2,361,596
SPC Partners V L.P. (c)(d)	12/31/2020	Private Equity	North America	386,434
TA Atlantic and Pacific VII-B L.P. (c)(d)	12/31/2020	Private Equity	North America	3,494,431
Tailwind Capital Partners II (Cayman) L.P. (c)	12/31/2020	Private Equity	North America	1,716,025
THL HT Parallel SPV L.P. (c)	11/30/2020	Private Equity	North America	1,838,382
TowerBrook Investors III (Parallel) L.P. (c)	12/31/2020	Private Equity	North America	42,708
Valar Co-Invest 1 L.P. (c)	12/29/2020	Private Equity	North America	2,995,730

Total North America				26,809,264

Equistone Partners Europe Fund IV “E” L.P. (c)	12/31/2020	Private Equity	Europe	436,597
Fifth Cinven Fund (No. 1) L.P. (c)(e)	10/30/2020	Private Equity	Europe	2,377,162
Sixth Cinven Fund (No. 3) L.P. (c)(e)	10/30/2020	Private Equity	Europe	8,476,533

Total Europe				11,290,291

Total Secondary Investments				$38,099,555

Co-Investment — 7.4%

Name	Acquisition Date	Asset Class	Geographic Region(b)	Shares	Fair Value

Decisions LLC (c)(d)	12/28/2020	Private Equity	North America	1,718,769	$4,050,000

Total Co-Investment					$4,050,000

Total Private Equity — 77.2% (Cost $31,472,399)					$42,149,555

Cash Equivalent — 47.8%

Name	Asset Class	Geographic Region(b)	Shares	Fair Value
First American Government Obligations Fund, Class X 0.04%**	Cash Equivalent	North America	26,093,310	$26,093,310

Total Cash Equivalent (Cost $26,093,310)				$26,093,310

Consolidated Schedule of Investments (unaudited) Conversus StepStone Private Markets (CPRIM)	December 31, 2020

Total Investments — 125.0% (Cost $57,565,710)	$68,242,865

Other Assets and Liabilities, Net — (25.0)%	(13,665,382)

Net Assets — 100.0%	$54,577,483

(a)	Investment does not issue shares.
(b)	Geographic region generally reflects the geographic location of the Investment Manager.
(c)	Level 3 security in accordance with fair value hierarchy.
(d)	Security is held by CPRIM Cayman II LLC as of December 31, 2020.
(e)	Security is held by CPRIM Cayman LLC as of December 31, 2020.
**	The rate reported is the 7-day effective yield as of December 31, 2020.

The following is a summary of the inputs used as of December 31, 2020 when valuing the CPRIM’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Secondary Investments	$—	$—	$38,099,555	$38,099,555
Co-Investment	—	—	4,050,000	4,050,000
Cash Equivalent	26,093,310	—	—	26,093,310

Total Investments in Securities	$26,093,310	$—	$42,149,555	$68,242,865

The table below sets forth a summary of changes in the CPRIM’s assets measured at fair value using significant unobservable inputs (Level 3) for the period October 1, 2020 (inception) through December 31, 2020.

	Balance							Change in	Balance
	as of	Transfers	Transfers			Return	Realized	Unrealized	as of
	October 1,	into	out of	Net	Net	of	Gain	Appreciation	December 31,
	2020	Level 3	Level 3	Purchases	Sales	Capital	(Loss)	(Depreciation)	2020

Secondary Investments	$ -	$ -	$ -	$29,494,935	$ -	$ (722,536)	$ -	$ 9,327,156	$ 38,099,555
Co-Investment	-	-	-	2,700,000	-	-	-	1,350,000	4,050,000

	$ -	$ -	$ -	$32,194,935	$ -	$ (722,536)	$ -	$ 10,677,156	$ 42,149,555

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